Growth Portfolio (formerly called Growth LT Portfolio)
Growth Portfolio (formerly called Growth LT Portfolio)
Investment Goal
This Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Growth Portfolio (formerly called Growth LT Portfolio)	Class I	Class P
Management Fee	0.55%	0.55%
Service Fee	0.20%	none
Other Expenses	0.05%	0.04%
Total Annual Fund Operating Expenses	0.80%	0.59%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the Fund's annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

The Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if it did. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example Growth Portfolio (formerly called Growth LT Portfolio) (USD $)	Class I	Class P
1 year	82	60
3 years	255	189
5 years	444	329
10 years	990	738

Expense Example, No Redemption Growth Portfolio (formerly called Growth LT Portfolio) (USD $)	Class I	Class P
1 year	82	60
3 years	255	189
5 years	444	329
10 years	990	738

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate was 44.46% of the average value of the Fund.
Principal Investment Strategies
This Fund normally invests primarily in common stocks. The sub-adviser focuses on investing the Fund's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (also called growth companies). While the sub-adviser may invest the Fund's assets in companies of any size, the sub-adviser generally focuses on companies with large capitalizations. The Fund may invest up to 25% of its assets in foreign securities.

The sub-adviser uses a bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

The sub-adviser may sell a holding for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.
Principal Risks
As with any mutual fund, the value of the Fund's investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The Fund may be affected by the following principal risks:
  Active Management Risk: There is no guarantee that a Manager's principal investment strategies and techniques, as well as particular investment decisions, will achieve a Fund's investment goal, which could have an adverse impact on such Fund's performance generally, relative to other funds with similar investment goals or relative to its benchmark.
  Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency. Currency risk may also entail some degree of liquidity risk, particularly in emerging market currencies.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tends to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
  Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give a Fund a higher risk of price volatility than investments in "undervalued" companies.
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer's goods or services.
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. The prices of large-capitalization companies may not rise as much as the prices of companies with smaller market capitalizations.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which a Fund has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If a Fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact a Fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value simultaneously. Governmental and regulatory actions, including tax law changes, may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.
  Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.
  Price Volatility Risk: The market value of a Fund's investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.
  Redemption Risk: Because the Fund may serve as an Underlying Fund of the Portfolio Optimization Portfolios and thus a significant percentage of its outstanding shares may be held by the Portfolio Optimization Portfolios, a change in asset allocation by a Portfolio Optimization Portfolio could result in large redemptions out of the Fund, causing potential increases in expenses to the Fund and sale of securities in a short timeframe, both of which could negatively impact performance.
  Small-Capitalization Companies Risk: Small-capitalization companies may be riskier, less liquid and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.

Performance
The bar chart and table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not necessarily an indication of how the Fund will perform in the future.
Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q2 2003: 16.86%; Q4 2008: (22.80%)
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns Growth Portfolio (formerly called Growth LT Portfolio)	1 year	5 years	10 years	Since Inception	Inception Date
Class I	18.24%	0.03%	7.30%		Jan. 04, 1994
Class P	18.45%			2.38%	May 02, 2011
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	15.26%	3.12%	7.52%